Land use rights (Tables)	12 Months Ended
Dec. 31, 2017
Land use rights [abstract]
Detailed information about land use rights
	2017	2016
Beginning of the year
Cost	10,525,537	10,059,872
Accumulated amortization	(1,792,367)	(1,530,972)
Accumulated impairment losses	(276,823)	(215,134)

Net book value	8,456,347	8,313,766

Movement:
Business combination (Note 40)	3,182,914	61,027
Addition	331,683	364,280
Amortization charge for the year	(368,898)	(242,400)
Impairment charge for the year (Note 7)	(108,590)	(51,981)
Disposals	(86,631)	(1,969)
Disposal of subsidiaries	(146,922)	-
Currency translation differences	4,882	13,624

End of the year	11,264,785	8,456,347

Cost	13,775,976	10,525,537
Accumulated amortization	(2,128,752)	(1,792,367)
Accumulated impairment losses	(382,439)	(276,823)

Net book value	11,264,785	8,456,347